Average Annual Total Returns (Vanguard Intermediate-Term Treasury Fund Participant:)	Vanguard Intermediate-Term Treasury Fund Vanguard Intermediate-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015	Barclays U.S. 5-10 Year Treasury Bond Index Vanguard Intermediate-Term Treasury Fund Vanguard Intermediate-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.42%	6.42%
Five Years	4.23%	5.28%
Ten Years	4.83%	5.23%